Series B Debentures, Net of Current Maturities (Details) - Series B Debentures [Member] $ in Thousands, ₪ in Millions	1 Months Ended		12 Months Ended
	Jun. 30, 2020 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2020 ILS (₪)	Sep. 30, 2017 ILS (₪)
Series B Debentures, Net of Current Maturities [Line Items]
Principal amount	$ 60,300	$ 79,200				₪ 210	₪ 280
Annual payments	$ 9,898	$ 9,898
Interest rate percentage		3.37%	3.37%				3.37%
Debt premium and issuance costs		$ 956	$ 80
Debt instrument, covenant description			In accordance with the indenture for the Series B Debentures, the Company is required to meet the following financial covenants: (1) Target shareholders’ equity (excluding minority interest)- above $120 million – as of December 31, 2024 , total shareholders’ equity was approximately $479.6 million; and (2) Target ratio of net financial indebtedness to net capitalization (in each case, as defined under the indenture for the Company’s Series B Debentures) below 65% - as of December 31, 2024 the ratio of net financial indebtedness to net capitalization was (57.93)%. (3) Target ratio of net financial indebtedness to EBITDA (accumulated calculation for the four last quarters) is below 5.5. As of December 31, 2024, the Target ratio of net financial indebtedness to EBITDA was (1.71). As of December 31, 2024, the company is in compliance with all of its financial covenants.
Interest expense			$ 1,340	$ 2,003	$ 2,671
Amortization of debt issuance costs			44	64	$ 85
Debentures fair value			$ 38,679	$ 57,667